Basis of Preparation	12 Months Ended
Mar. 31, 2019
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Basis of Preparation
2.	Basis of Preparation

(1)	Compliance with International Financial Reporting Standards

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IAS”) and the related interpretations of the interpretations committees (“SIC” and” IFRIC”).

(2)	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain assets and liabilities as separately stated in Note 3 “Significant Accounting Policies”.

(3)	Functional currency and presentation currency

The consolidated financial statements are presented in Japanese yen, which is the functional currency of the Company. All amounts have been truncated to the nearest millions of Japanese yen, unless otherwise indicated.

(4)	Authorization of the consolidated financial statements

The consolidated financial statements were authorized for issuance by Eiji Hashimoto, Representative Director and President of the Company on July 11, 2019.